Operating expenses (Tables)	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of Research and Development Expenses

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Purchases, sub-contracting and other expenses	(15,105)	(11,982)
Payroll costs (including share-based payments)	(6,199)	(5,239)
Depreciation, amortization and provision expenses(1)	(682)	(583)
Total research and development expenses	(21,987)	(17,805)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Schedule of Selling, General and Administrative Expenses

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Purchases, fees and other expenses	(4,183)	(5,398)
Payroll costs (including share-based payments)	(6,336)	(5,295)
Depreciation, amortization and provision expenses (1)	(301)	(172)
Total SG&A expenses	(10,819)	(10,864)
(1)see Note 16.4 Depreciation, amortization and provision expenses

Schedule of Payroll Costs

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Wages and salaries	(7,238)	(6,814)
Payroll taxes	(3,324)	(2,338)
Share-based payments	(1,940)	(1,349)
Retirement benefit obligations	(33)	(33)
Total payroll costs	(12,535)	(10,534)
Average headcount	105	98
End-of-period headcount	110	101

Schedule of Depreciation, Amortization and Provision Expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the six month period ended June 30, 2024
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(1)	—	(2)
Amortization expense of tangible assets	(621)	(164)	(785)
Litigations	—	14	14
Provision for charges	(60)	(150)	(210)
Reversal of provision for charges	—	—	—
Total depreciation, amortization and provision expenses	(682)	(301)	(983)

	For the six month period ended June 30, 2023
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	—	—	—
Amortization expense of tangible assets	(579)	(162)	(740)
Litigations	—	—	—
Provision for charges	(4)	(10)	(14)
Reversal of provision for disputes	—	—	—
Total depreciation, amortization and provision expenses	(583)	(172)	(754)

Schedule of Other Operating Income (Expenses)

	For the six-month period ended June 30,
(in thousands of euros)	2024	2023
Contract termination indemnities	—	(46)
Other non recurring expenses	(137)	—
Other non recurring income	3	52
Total other operating income and expenses	(134)	6